[MONY—AN AXA FINANCIAL COMPANY LOGO]

Julie Collett

Senior Director and

Counsel

212-314-3017

Fax: (212) 314-3959

Law Department

January 14, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Initial Filing of the Registration Statement on
Form N-6 for MONY Life Insurance Company of America
(CIK #0001585490) (“Registration Statement”)

Commissioners:

On behalf of MONY Life Insurance Company of America (“MONY America”), we are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 the above-referenced Registration Statement with respect to MONY America’s Separate Account K.

This Registration Statement relates to a new national version of the VUL LegacySM Series variable life insurance contract to be issued by MONY America with variable investment options funded through MONY America’s Separate Account K.

The principal differences between the new version of the VUL LegacySM Series (“VUL LegacySM”) and the current version (“Incentive Life Legacy® III”) are outlined below. Incentive Life Legacy® III is covered by MONY America’s Form N-6 Registration Statement File No. 333-191149 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, VUL LegacySM will replace Incentive Life Legacy® III for new offers and sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the VUL LegacySM design as listed below. Except for the disclosure relating to these principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Incentive Life Legacy® III Registration Statement.

The principal differences between VUL LegacySM and Incentive Life Legacy® III are as follows:

•	Utilization of the 2017 Commissioner’s Standard Ordinary (CSO) tables instead of the 2001 CSO tables;

•	Changes to the cost of insurance charge;

•	Potential changes to the premium charge, surrender charge, administrative charge, mortality and expense risk charge (to be finalized prior to filing of subsequent post-effective amendment);

•	Addition of investment expense reduction feature; and

•	Changes to variable investment options offered.

Additional exhibits, financial statements and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned if there are any questions in connection with this matter.

Sincerely,

/s/ Julie Collett
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Julie Collett